Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Balanced Portfolio
March 31, 2022
VIPBAL-NPRT1-0522
1.799884.118
Common Stocks - 69.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	432,499	10,219,951
Liberty Global PLC Class C (a)	518,563	13,435,967
		23,655,918
Entertainment - 1.1%
Activision Blizzard, Inc.	137,875	11,045,166
Cinemark Holdings, Inc. (a)(b)	159,582	2,757,577
Netflix, Inc. (a)	40,258	15,080,244
Sea Ltd. ADR (a)	73,800	8,840,502
Take-Two Interactive Software, Inc. (a)	86,018	13,224,407
The Walt Disney Co. (a)	175,832	24,117,117
		75,065,013
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (a)	45,338	126,100,846
Class C (a)	40,622	113,456,840
Meta Platforms, Inc. Class A (a)	474,942	105,608,103
Snap, Inc. Class A (a)	506,849	18,241,496
Tongdao Liepin Group (a)	1,603,873	3,618,756
		367,026,041
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	212,545	2,652,562
Comcast Corp. Class A	239,209	11,199,765
Liberty Broadband Corp. Class C (a)	67,700	9,161,164
		23,013,491
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	203,051	26,061,596
TOTAL COMMUNICATION SERVICES		514,822,059
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.1%
Adient PLC (a)	108,000	4,403,160
Automobiles - 1.3%
Ferrari NV	20,100	4,383,609
Tesla, Inc. (a)	80,500	86,746,800
		91,130,409
Distributors - 0.1%
LKQ Corp.	142,400	6,466,384
Diversified Consumer Services - 0.0%
Frontdoor, Inc. (a)	15,200	453,720
Hotels, Restaurants & Leisure - 1.2%
ARAMARK Holdings Corp.	25,100	943,760
Booking Holdings, Inc. (a)	9,400	22,075,430
Caesars Entertainment, Inc. (a)	79,000	6,111,440
Churchill Downs, Inc.	43,100	9,558,718
Compass Group PLC	392,700	8,450,942
Las Vegas Sands Corp. (a)	177,500	6,899,425
Marriott International, Inc. Class A (a)	117,800	20,703,350
McDonald's Corp.	54,100	13,377,848
Sweetgreen, Inc. Class A (b)	11,238	359,504
		88,480,417
Household Durables - 0.3%
Leggett & Platt, Inc.	138,000	4,802,400
Lennar Corp. Class A	160,200	13,003,434
Mohawk Industries, Inc. (a)	30,500	3,788,100
		21,593,934
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (a)	62,160	202,638,492
Cazoo Group Ltd. (c)	56,400	147,881
Deliveroo PLC Class A (a)(d)	71,200	105,410
eBay, Inc.	219,700	12,580,022
Farfetch Ltd. Class A (a)	115,100	1,740,312
		217,212,117
Multiline Retail - 0.4%
Dollar General Corp.	9,600	2,137,248
Dollar Tree, Inc. (a)	94,000	15,054,100
Nordstrom, Inc.	187,905	5,094,105
Ollie's Bargain Outlet Holdings, Inc. (a)	35,300	1,516,488
Target Corp.	5,600	1,188,432
		24,990,373
Specialty Retail - 1.3%
Burlington Stores, Inc. (a)	17,400	3,169,758
Industria de Diseno Textil SA	330,100	7,197,827
Lowe's Companies, Inc.	200,400	40,518,876
The Home Depot, Inc.	79,808	23,888,929
TJX Companies, Inc.	310,580	18,814,936
		93,590,326
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	46,500	2,389,635
LVMH Moet Hennessy Louis Vuitton SE	3,600	2,569,677
NIKE, Inc. Class B	83,030	11,172,517
PVH Corp.	50,400	3,861,144
Tapestry, Inc.	287,100	10,665,765
		30,658,738
TOTAL CONSUMER DISCRETIONARY		578,979,578
CONSUMER STAPLES - 4.5%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	6,800	2,641,596
Constellation Brands, Inc. Class A (sub. vtg.)	64,000	14,740,480
Duckhorn Portfolio, Inc. (a)	56,300	1,024,097
Keurig Dr. Pepper, Inc.	127,917	4,848,054
Monster Beverage Corp. (a)	136,326	10,892,447
PepsiCo, Inc.	200,000	33,476,000
Pernod Ricard SA	15,600	3,439,420
The Coca-Cola Co.	593,200	36,778,400
		107,840,494
Food & Staples Retailing - 1.3%
Albertsons Companies, Inc.	143,900	4,784,675
BJ's Wholesale Club Holdings, Inc. (a)	106,500	7,200,465
Cake Box Holdings PLC	53,343	141,550
Costco Wholesale Corp.	58,900	33,917,565
Grocery Outlet Holding Corp. (a)	33,300	1,091,574
U.S. Foods Holding Corp. (a)	243,500	9,162,905
Walmart, Inc.	229,100	34,117,572
		90,416,306
Food Products - 0.6%
Bunge Ltd.	18,000	1,994,580
Darling Ingredients, Inc. (a)	28,400	2,282,792
Freshpet, Inc. (a)(b)	13,600	1,395,904
Hotel Chocolat Group Ltd. (a)	30,400	179,707
Local Bounti Corp. (a)	165,565	1,405,647
McCormick & Co., Inc. (non-vtg.)	67,300	6,716,540
Mondelez International, Inc.	263,800	16,561,364
Sovos Brands, Inc.	64,500	914,610
The Hershey Co.	25,000	5,415,750
TreeHouse Foods, Inc. (a)	20,600	664,556
		37,531,450
Household Products - 0.9%
Procter & Gamble Co.	380,700	58,170,960
The Clorox Co.	26,400	3,670,392
		61,841,352
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	33,200	9,041,024
The Honest Co., Inc. (b)	29,100	151,611
		9,192,635
Tobacco - 0.1%
Altria Group, Inc.	162,600	8,495,850
TOTAL CONSUMER STAPLES		315,318,087
ENERGY - 3.0%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	67,400	2,454,034
Halliburton Co.	351,200	13,299,944
Liberty Oilfield Services, Inc. Class A (a)	149,600	2,217,072
Oceaneering International, Inc. (a)	92,090	1,396,084
Schlumberger Ltd.	116,000	4,791,960
U.S. Silica Holdings, Inc. (a)	125,600	2,343,696
Weatherford International PLC (a)	51,000	1,698,300
		28,201,090
Oil, Gas & Consumable Fuels - 2.6%
Africa Oil Corp.	137,654	246,646
Canadian Natural Resources Ltd.	326,900	20,241,834
Exxon Mobil Corp.	857,700	70,837,443
Genesis Energy LP	494,300	5,788,253
Harbour Energy PLC	394,650	2,521,653
Hess Corp.	148,900	15,938,256
Imperial Oil Ltd.	192,400	9,311,043
Kosmos Energy Ltd. (a)	660,400	4,748,276
MEG Energy Corp. (a)	1,193,900	16,301,942
Murphy Oil Corp.	119,600	4,830,644
Phillips 66 Co.	128,326	11,086,083
Tourmaline Oil Corp.	151,200	6,966,460
Valero Energy Corp.	108,400	11,006,936
		179,825,469
TOTAL ENERGY		208,026,559
FINANCIALS - 7.7%
Banks - 3.5%
Bank of America Corp.	1,386,649	57,157,672
BankUnited, Inc.	26,900	1,182,524
BNP Paribas SA	78,200	4,468,713
Citizens Financial Group, Inc.	199,042	9,022,574
Comerica, Inc.	44,737	4,045,567
Eurobank Ergasias Services and Holdings SA (a)	3,925,996	4,614,579
JPMorgan Chase & Co.	247,760	33,774,643
M&T Bank Corp.	59,082	10,014,399
Piraeus Financial Holdings SA (a)	846,179	1,324,561
PNC Financial Services Group, Inc.	88,715	16,363,482
Signature Bank	22,700	6,662,223
Silvergate Capital Corp. (a)	12,000	1,806,840
Societe Generale Series A	191,297	5,128,168
Standard Chartered PLC (United Kingdom)	393,549	2,637,661
Starling Bank Ltd. Series D (a)(c)(e)	756,521	2,343,389
SVB Financial Group (a)	13,840	7,742,788
U.S. Bancorp	211,100	11,219,965
UniCredit SpA	387,430	4,179,498
Wells Fargo & Co.	1,377,087	66,733,636
		250,422,882
Capital Markets - 1.6%
Bank of New York Mellon Corp.	611,335	30,340,556
BlackRock, Inc. Class A	26,158	19,989,159
Cboe Global Markets, Inc.	29,666	3,394,384
Goldman Sachs Group, Inc.	24,013	7,926,691
Intercontinental Exchange, Inc.	191,925	25,357,131
Morgan Stanley	117,977	10,311,190
State Street Corp.	80,167	6,984,149
StepStone Group, Inc. Class A	114,120	3,772,807
Virtu Financial, Inc. Class A	126,419	4,705,315
		112,781,382
Consumer Finance - 0.5%
American Express Co.	66,683	12,469,721
Capital One Financial Corp.	114,388	15,018,001
OneMain Holdings, Inc.	196,197	9,301,700
Shriram Transport Finance Co. Ltd.	102,862	1,524,362
		38,313,784
Diversified Financial Services - 0.5%
Ant International Co. Ltd. Class C (a)(c)(e)	915,084	1,619,699
Berkshire Hathaway, Inc.:
Class A (a)	13	6,875,973
Class B (a)	62,288	21,982,058
Jumo World Ltd. (e)	176	1,021,208
WeWork, Inc. (a)	274,600	1,872,772
		33,371,710
Insurance - 1.6%
AIA Group Ltd.	126,600	1,321,943
Arthur J. Gallagher & Co.	72,145	12,596,517
Chubb Ltd.	26,800	5,732,520
Globe Life, Inc.	75,100	7,555,060
Hartford Financial Services Group, Inc.	214,079	15,373,013
Marsh & McLennan Companies, Inc.	116,535	19,859,895
Prudential PLC	68,435	1,010,325
The Travelers Companies, Inc.	262,513	47,969,000
		111,418,273
TOTAL FINANCIALS		546,308,031
HEALTH CARE - 9.2%
Biotechnology - 0.8%
Amgen, Inc.	58,578	14,165,332
Horizon Therapeutics PLC (a)	209,987	22,092,732
Legend Biotech Corp. ADR (a)	78,375	2,848,148
Regeneron Pharmaceuticals, Inc. (a)	27,500	19,206,550
		58,312,762
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	341,366	40,404,080
Boston Scientific Corp. (a)	639,177	28,309,149
Demant A/S (a)	7,700	350,411
DexCom, Inc. (a)	8,358	4,275,953
Envista Holdings Corp. (a)	235,000	11,446,850
Intuitive Surgical, Inc. (a)	91,700	27,664,056
ResMed, Inc.	82,223	19,939,900
Stryker Corp.	121,171	32,395,067
		164,785,466
Health Care Providers & Services - 2.8%
agilon health, Inc. (a)	474,966	12,040,388
AmerisourceBergen Corp.	169,663	26,248,563
HCA Holdings, Inc.	84,400	21,152,328
Humana, Inc.	32,409	14,103,425
Option Care Health, Inc. (a)	509,332	14,546,522
Surgery Partners, Inc. (a)	393,374	21,655,239
UnitedHealth Group, Inc.	169,807	86,596,476
		196,342,941
Health Care Technology - 0.0%
Health Catalyst, Inc. (a)	90,100	2,354,313
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	93,424	55,180,886
Pharmaceuticals - 2.5%
AstraZeneca PLC sponsored ADR	59,634	3,956,120
Bristol-Myers Squibb Co.	616,660	45,034,680
Eli Lilly & Co.	163,506	46,823,213
Roche Holding AG (participation certificate)	42,679	16,886,453
Royalty Pharma PLC	436,535	17,007,404
UCB SA	148,702	17,840,197
Zoetis, Inc. Class A	130,950	24,695,861
		172,243,928
TOTAL HEALTH CARE		649,220,296
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.8%
General Dynamics Corp.	38,439	9,270,718
Lockheed Martin Corp.	45,911	20,265,115
Northrop Grumman Corp.	42,646	19,072,144
Raytheon Technologies Corp.	290,719	28,801,531
Space Exploration Technologies Corp. Class A (a)(c)(e)	17,000	952,000
The Boeing Co. (a)	249,318	47,744,397
		126,105,905
Air Freight & Logistics - 0.5%
FedEx Corp.	118,388	27,393,799
United Parcel Service, Inc. Class B	36,488	7,825,216
		35,219,015
Building Products - 0.0%
Jeld-Wen Holding, Inc. (a)	77,524	1,572,187
Commercial Services & Supplies - 0.2%
CoreCivic, Inc. (a)	486,700	5,436,439
The GEO Group, Inc. (a)	898,121	5,936,580
		11,373,019
Construction & Engineering - 0.3%
AECOM	193,945	14,896,915
API Group Corp. (a)	137,051	2,882,183
Fluor Corp. (a)	18,217	522,646
		18,301,744
Electrical Equipment - 0.3%
Fluence Energy, Inc. (b)	45,400	595,194
Sensata Technologies, Inc. PLC (a)	358,464	18,227,894
		18,823,088
Industrial Conglomerates - 0.5%
3M Co.	64,657	9,626,134
General Electric Co.	272,060	24,893,490
Honeywell International, Inc.	25,388	4,939,997
		39,459,621
Machinery - 0.9%
Allison Transmission Holdings, Inc.	515,859	20,252,624
Caterpillar, Inc.	140,790	31,370,828
Flowserve Corp.	109,859	3,943,938
Fortive Corp.	106,375	6,481,429
PACCAR, Inc.	4,462	392,968
		62,441,787
Marine - 0.1%
Genco Shipping & Trading Ltd.	190,356	4,496,209
Navios Maritime Partners LP	18,838	663,098
Star Bulk Carriers Corp.	129,662	3,849,665
		9,008,972
Professional Services - 0.6%
Dun & Bradstreet Holdings, Inc. (a)	239,108	4,189,172
Equifax, Inc.	31,100	7,373,810
Nielsen Holdings PLC	1,270,080	34,596,979
Otonomo Technologies Ltd. (a)	105,387	207,612
		46,367,573
Road & Rail - 0.8%
CSX Corp.	112,079	4,197,359
Norfolk Southern Corp.	99,364	28,340,600
Uber Technologies, Inc. (a)	374,447	13,360,269
Union Pacific Corp.	40,722	11,125,658
		57,023,886
TOTAL INDUSTRIALS		425,696,797
INFORMATION TECHNOLOGY - 18.0%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	162,800	12,266,980
IT Services - 2.7%
Accenture PLC Class A	16,200	5,463,126
Affirm Holdings, Inc. (a)(b)	39,900	1,846,572
Block, Inc. Class A (a)	129,400	17,546,640
Capgemini SA	46,500	10,416,727
Cognizant Technology Solutions Corp. Class A	269,900	24,201,933
Dlocal Ltd.	228,000	7,127,280
EPAM Systems, Inc. (a)	20,500	6,080,505
MasterCard, Inc. Class A	31,100	11,114,518
MongoDB, Inc. Class A (a)	36,300	16,102,317
Snowflake, Inc. (a)	24,300	5,567,859
Thoughtworks Holding, Inc.	114,269	2,377,938
Thoughtworks Holding, Inc. (d)	54,128	1,126,404
Twilio, Inc. Class A (a)	49,000	8,075,690
Visa, Inc. Class A	307,932	68,290,080
Wix.com Ltd. (a)	51,100	5,337,906
Worldline SA (a)(d)	35,200	1,527,687
		192,203,182
Semiconductors & Semiconductor Equipment - 3.8%
ASML Holding NV (Netherlands)	14,400	9,622,395
Lam Research Corp.	37,800	20,321,658
Marvell Technology, Inc.	180,272	12,927,305
MediaTek, Inc.	200,000	6,228,346
Microchip Technology, Inc.	238,900	17,950,946
Micron Technology, Inc.	361,800	28,180,602
NVIDIA Corp.	386,200	105,378,532
NXP Semiconductors NV	72,712	13,457,537
Renesas Electronics Corp. (a)	1,124,700	13,031,864
Silergy Corp.	35,000	4,106,573
SolarEdge Technologies, Inc. (a)	33,800	10,896,106
Taiwan Semiconductor Manufacturing Co. Ltd.	1,095,000	22,477,604
		264,579,468
Software - 7.3%
Adobe, Inc. (a)	95,500	43,511,710
Anaplan, Inc. (a)	131,000	8,521,550
Autodesk, Inc. (a)	68,700	14,725,845
CCC Intelligent Solutions Holdings, Inc. (c)	36,613	404,208
Coupa Software, Inc. (a)	50,100	5,091,663
Cvent Holding Corp. (c)	117,171	842,459
Elastic NV (a)	41,100	3,655,845
Epic Games, Inc. (a)(c)(e)	1,812	1,275,902
Five9, Inc. (a)	56,500	6,237,600
HubSpot, Inc. (a)	29,800	14,153,212
Intuit, Inc.	56,200	27,023,208
Microsoft Corp.	1,066,700	328,874,271
Salesforce.com, Inc. (a)	186,000	39,491,520
Stripe, Inc. Class B (a)(c)(e)	19,953	737,463
Synopsys, Inc. (a)	41,100	13,697,397
Workday, Inc. Class A (a)	42,600	10,200,996
		518,444,849
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,624,664	283,682,581
TOTAL INFORMATION TECHNOLOGY		1,271,177,060
MATERIALS - 2.0%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	28,603	7,148,176
Albemarle Corp. U.S.	26,920	5,953,358
CF Industries Holdings, Inc.	142,080	14,642,765
DuPont de Nemours, Inc.	69,250	5,095,415
Ecolab, Inc.	26,346	4,651,650
International Flavors & Fragrances, Inc.	32,917	4,322,990
Linde PLC	42,570	13,598,135
Olin Corp.	144,030	7,529,888
Sherwin-Williams Co.	16,171	4,036,605
Valvoline, Inc.	179,800	5,674,488
		72,653,470
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	17,484	6,729,417
Summit Materials, Inc. (a)	152,265	4,729,351
Vulcan Materials Co.	30,320	5,569,784
		17,028,552
Containers & Packaging - 0.1%
Crown Holdings, Inc.	73,920	9,246,653
Metals & Mining - 0.6%
Alcoa Corp.	48,830	4,396,165
First Quantum Minerals Ltd.	327,700	11,344,923
Freeport-McMoRan, Inc.	346,051	17,212,577
Newmont Corp.	87,153	6,924,306
Reliance Steel & Aluminum Co.	21,318	3,908,655
		43,786,626
TOTAL MATERIALS		142,715,301
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	2,800	563,500
American Tower Corp.	68,200	17,133,204
Corporate Office Properties Trust (SBI)	88,700	2,531,498
Crown Castle International Corp.	108,600	20,047,560
CubeSmart	119,600	6,222,788
Douglas Emmett, Inc.	18,200	608,244
Equity Lifestyle Properties, Inc.	106,500	8,145,120
Essex Property Trust, Inc.	16,400	5,665,872
Host Hotels & Resorts, Inc.	113,400	2,203,362
Invitation Homes, Inc.	188,300	7,565,894
Kilroy Realty Corp.	18,000	1,375,560
Life Storage, Inc.	18,900	2,654,127
LXP Industrial Trust (REIT)	7,199	113,024
Mid-America Apartment Communities, Inc.	25,600	5,361,920
Prologis (REIT), Inc.	112,000	18,085,760
Simon Property Group, Inc.	31,900	4,196,764
Ventas, Inc.	87,900	5,428,704
Welltower, Inc.	271,327	26,085,378
		133,988,279
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	427,100	8,759,821
Jones Lang LaSalle, Inc. (a)	13,200	3,160,872
		11,920,693
TOTAL REAL ESTATE		145,908,972
UTILITIES - 1.9%
Electric Utilities - 1.3%
Constellation Energy Corp.	99,978	5,623,763
Edison International	131,800	9,239,180
Entergy Corp.	35,878	4,188,757
Evergy, Inc.	69,725	4,765,007
Exelon Corp.	266,635	12,699,825
FirstEnergy Corp.	198,600	9,107,796
NextEra Energy, Inc.	293,204	24,837,311
PG&E Corp. (a)	629,719	7,518,845
Southern Co.	185,200	13,428,852
		91,409,336
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	260,400	6,700,092
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	209,083	6,406,303
Dominion Energy, Inc.	116,678	9,914,130
NiSource, Inc.	143,500	4,563,300
Public Service Enterprise Group, Inc.	64,200	4,494,000
Sempra Energy	69,198	11,633,568
		37,011,301
TOTAL UTILITIES		135,120,729
TOTAL COMMON STOCKS (Cost $3,226,175,804)		4,933,293,469

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (c)(e)	28,064	820,733

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(c)(e)	17,763	1,207,815
Series B2(c)(e)	8,188	556,752
		1,764,567
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(e)	7,264	749,427

TOTAL INDUSTRIALS		2,513,994

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (c)(e)	60,816	1,873,133
Xsight Labs Ltd. Series D (a)(c)(e)	65,770	656,385
		2,529,518
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(e)	21,701	3,195,472

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(e)	155,858	629,666
GaN Systems, Inc.:
Series F1(c)(e)	14,731	124,919
Series F2(c)(e)	7,778	65,957
		820,542
Software - 0.1%
Bolt Technology OU Series E (c)(e)	6,283	1,598,631
Databricks, Inc.:
Series G(a)(c)(e)	1,487	289,564
Series H(c)(e)	6,214	1,210,052
Skyryse, Inc. Series B (c)(e)	50,000	1,233,999
Stripe, Inc. Series H (c)(e)	6,600	243,936
		4,576,182
TOTAL INFORMATION TECHNOLOGY		11,121,714

TOTAL CONVERTIBLE PREFERRED STOCKS		14,456,441
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	57,900	5,569,633

Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (c)	68,071	1,565,933

TOTAL CONSUMER DISCRETIONARY		7,135,566

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Checkr, Inc. Series E (e)	29,109	1,589,642
Gupshup, Inc. (c)(e)	59,838	1,198,555
		2,788,197
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,923,763
TOTAL PREFERRED STOCKS (Cost $20,299,011)		24,380,204

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.46% 4/21/22 to 6/16/22 (g) (Cost $2,787,872)	2,790,000	2,787,780

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(e)(h) (Cost $345,272)	345,272	345,272

Fixed-Income Funds - 28.7%
	Shares	Value ($)
Fidelity VIP Investment Grade Central Fund (i) (Cost $2,130,965,226)	19,941,928	2,026,698,150

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (j)	38,009,987	38,017,589
Fidelity Securities Lending Cash Central Fund 0.31% (j)(k)	7,305,120	7,305,850
TOTAL MONEY MARKET FUNDS (Cost $45,322,931)		45,323,439

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $5,425,896,116)	7,032,828,314
NET OTHER ASSETS (LIABILITIES) - 0.3%	24,655,818
NET ASSETS - 100.0%	7,057,484,132

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	160	Jun 2022	36,246,000	2,087,186	2,087,186

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,889,202 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,759,501 or 0.0% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,638,788.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	799,967
ABL Space Systems Series B2	10/22/21	556,752
Algolia SAS Series D	7/23/21	820,733
Ant International Co. Ltd. Class C	5/16/18	3,487,731
Astera Labs, Inc. Series C	8/24/21	523,963
Astranis Space Technologies Corp. Series C	3/19/21	1,333,143
Beta Technologies, Inc. Series A	4/09/21	532,233
Bolt Technology OU Series E	1/03/22	1,632,302
ByteDance Ltd. Series E1	11/18/20	2,377,869
Cazoo Group Ltd.	3/28/21	564,000
CCC Intelligent Solutions Holdings, Inc.	2/02/21	366,130
Circle Internet Financial Ltd. Series E	5/11/21	1,104,800
Cvent Holding Corp.	7/23/21	1,171,710
Databricks, Inc. Series G	2/01/21	263,746
Databricks, Inc. Series H	8/31/21	1,369,891
Epic Games, Inc.	3/29/21	1,603,620
GaN Systems, Inc. Series F1	11/30/21	124,919
GaN Systems, Inc. Series F2	11/30/21	65,957
GaN Systems, Inc. 0%	11/30/21	345,272
Gupshup, Inc.	6/08/21	1,368,208
Skyryse, Inc. Series B	10/21/21	1,233,999
Space Exploration Technologies Corp. Class A	2/16/21	713,983
Starling Bank Ltd. Series D	6/18/21	1,352,573
Stripe, Inc. Class B	5/18/21	800,682
Stripe, Inc. Series H	3/15/21	264,825
Xsight Labs Ltd. Series D	2/16/21	525,897

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	115,602,840	221,730,907	299,316,158	26,727	-	-	38,017,589	0.1%
Fidelity Securities Lending Cash Central Fund 0.31%	5,110,773	52,700,596	50,505,519	23,885	-	-	7,305,850	0.0%
VIP Investment Grade Central Fund	2,033,655,040	135,163,931	-	29,515,695	-	(142,120,821)	2,026,698,150	85.3%
Total	2,154,368,653	409,595,434	349,821,677	29,566,307	-	(142,120,821)	2,072,021,589

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.